Balance Sheet Components - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Inventory [Line Items]
Impairment of inventory		$ 3,300	$ 3,900
Settlement of damaged inventory	$ 4,800
Depreciation and amortization expense		$ 11,300	11,700
Net book value long-lived assets			$ 20,700
Operating lease term			10 years
Operating lease, existence of option to extend [true false]		true
Operating lease option to extend, description		options to extend the lease for two additional periods of ten years each
Gain on disposal of assets			$ 14,400
Present value of the minimum lease payment			21,000
Deferred gain on sale of lease			14,400
Deferred gain on sale leaseback		$ (1,335)	$ (1,111)
Option to Extend Lease Term One
Inventory [Line Items]
Options to extend additional term			10 years
Option to Extend Lease Term Two
Inventory [Line Items]
Options to extend additional term			10 years
Vineyards
Inventory [Line Items]
Sale of assets			$ 35,200